MUNICIPAL INCOME OPPORTUNITIES TRUST II    Two World Trade Center, New York, New
                                           York 10048

LETTER TO THE SHAREHOLDERS August 31, 1998

DEAR SHAREHOLDER:

We are pleased to present the semi-annual report on the operations of Municipal Income Opportunities Trust II (OIB) for the period ended August 31, 1998.

During July and August, the financial markets were battered by continued economic turmoil in Asia and a currency crisis in Russia. This led to a flight-to-quality rally for U.S. Treasury bonds. Yields on Treasury notes and bonds fell to post World War II lows. Municipal bond yields followed the downward trend of Treasury yields but at a more moderate pace.

The deflationary impact of the Asian financial crisis had begun to temper U.S. economic growth prior to the summer's tumultuous market activity. Historically high employment conditions were offset by improved productivity, lower prices for oil and other commodities and cheaper imports. This held inflation in check. On September 29, 1998, the Federal Reserve lowered the federal funds rate 25 basis points from 5.50% to 5.25%.

BOND YIELDS 1994 - 1998

       30-Year Insured       30-Year U.S.        Insured Municipal Yields as a
       Municipal Yields    Treasury Yields    Percentage of U.S. Treasury Yields
1994        5.4%                 6.34%                     85.17%
            5.4                  6.24                      86.54
            5.8                  6.66                      87.09
            6.4                  7.09                      90.27
            6.35                 7.32                      86.75
            6.25                 7.43                      84.12
            6.5                  7.61                      85.41
            6.25                 7.39                      84.57
            6.3                  7.45                      84.56
            6.55                 7.81                      83.87
            6.75                 7.96                      84.8
            7                    8.00                      87.5
            6.75                 7.88                      85.66
1995        6.4                  7.70                      83.12
            6.15                 7.44                      82.66
            6.15                 7.43                      82.77
            6.2                  7.34                      84.47
            5.8                  6.66                      87.09
            6.1                  6.62                      92.15
            6.1                  6.86                      88.92
            6                    6.66                      90.09
            5.95                 6.48                      91.82
            5.75                 6.33                      90.84
            5.5                  6.14                      89.58
            5.35                 5.94                      90.07
1996        5.4                  6.03                      89.55
            5.6                  6.46                      86.69
            5.85                 6.66                      87.84
            5.95                 6.89                      86.36
            6.05                 6.99                      86.55
            5.9                  6.89                      85.63
            5.85                 6.97                      83.93
            5.9                  7.11                      82.98
            5.7                  6.93                      82.25
            5.65                 6.64                      85.09
            5.5                  6.35                      86.61
            5.6                  6.63                      84.46
1997        5.7                  6.79                      83.95
            5.65                 6.80                      83.09
            5.9                  7.10                      83.1
            5.75                 6.94                      82.85
            5.65                 6.91                      81.77
            5.6                  6.78                      82.6
            5.3                  6.30                      84.13
            5.5                  6.61                      83.21
            5.4                  6.40                      84.38
            5.35                 6.15                      86.99
            5.3                  6.05                      87.6
            5.15                 5.92                      86.99
1998        5.15                 5.80                      88.79
            5.2                  5.92                      87.84
            5.25                 5.93                      88.53
            5.35                 5.95                      89.92
            5.2                  5.80                      89.66
            5.2                  5.65                      92.04
            5.03                 5.27                      90.72
            5.03                 5.27                      95.45

Source: Municipal Market Data

MUNICIPAL INCOME OPPORTUNITIES TRUST II
LETTER TO THE SHAREHOLDERS August 31, 1998, continued


MUNICIPAL MARKET CONDITIONS

At the end of August, long-term insured index yields stood at 5.05 percent, their lowest level in the last 25 years. Index yields declined 45 basis points from 5.50 percent over the last 12 months. In contrast, the 30-year U.S. Treasury yield fell 130 basis points during the same period.

As municipals lagged the rally in Treasuries, the ratio of municipal yields to Treasury yields rose to 95 percent. This ratio is at its highest level since 1986 when radical tax-reform proposals pushed it over 100 percent. A rising ratio means that municipals have underperformed Treasuries and have become more attractive on a relative basis.

The overall decline in interest rates led to a substantial increase in new issue municipal volume. Municipal issuance is on a pace to challenge 1993's record of $292 billion. For 1998 year-to-date, total municipal volume of $192 billion is up 45 percent. Half the underwritings were enhanced with bond insurance. Refundings represented nearly one-third of total new issues.

PERFORMANCE

The Fund's net asset value (NAV) remained unchanged at $9.07 per share during the six month period. Based on reinvestment of tax-free dividends of $0.27 per share, the Fund's total NAV return was 3.11 percent. OIB's price on the New York Stock Exchange declined from $9.0625 to $8.75 per share. Based on this change in market price plus reinvestment of dividends and distributions, the Fund's total market return was -0.45 percent. On August 31, 1998, OIB traded at a 3.5 percent discount to its NAV. This means that the market price of the shares was below the NAV. While the NAV return was positive, the market return was negative.

Monthly dividends for the fourth quarter of 1998 were declared in September. Beginning with the October 1998 dividend, the monthly dividend was reduced from $0.045 per share to $0.0425 per share, to more closely reflect the Fund's anticipated income. The level of undistributed net investment income increased from $0.090 to $0.098 per share over the past six months.

PORTFOLIO STRUCTURE

On August 31, 1998 OIB's investments were diversified among 15 long-term sectors and 67 credits. As illustrated in the accompanying chart of bond calls, weighted average call protection was 6 years. The Fund's average maturity of the portfolio was 21 years. Non-rated securities comprised 53 percent of the Fund's assets. The bonds of one issuer representing 2.2 percent of net assets were not accruing

MUNICIPAL INCOME OPPORTUNITIES TRUST II
LETTER TO THE SHAREHOLDERS August 31, 1998, continued


interest. Three other issues, totaling 6.7 percent of net assets were accruing income, but may face difficulties meeting future debt service requirements.

LOOKING AHEAD

Events in Asia and elsewhere have strengthened the U.S. dollar and contributed to lower interest rates. World economic conditions seem likely to keep inflationary pressures under control. With the municipal relationship to Treasuries as strong as it has been in the last 10 years, the outlook for municipal bonds is favorable.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is

LARGEST SECTORS as of August 31, 1998 (% of Net Assets)

IDR/PCR*                                                          26%
Nursing & Health                                                  18%
Mortgage                                                          16%
Transportation                                                     7%
Retirement & Life Care                                             6%
Hospital                                                           6%
Education                                                          5%
All Others                                                        16%

* Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change


CALL STRUCTURE as of  August 31, 1998
(% of Total Long-Term Portfolio)

WEIGHTED AVERAGE
CALL PROTECTION: 6 YEARS

Years Bonds Callable                      Percent Callable
        1998                                      2%
        1999                                     16%
        2000                                     11%
        2001                                      8%
        2002                                      1%
        2003                                      5%
        2004                                      2%
        2005                                     10%
        2006                                     16%
        2007                                     10%
        2008                                      9%
        2009+                                    10%

Portfolio structure is subject to change.

MUNICIPAL INCOME OPPORTUNITIES TRUST II
LETTER TO THE SHAREHOLDERS August 31, 1998, continued


through purchases in the open market. This method helps to support the market price of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market price or net asset value, whichever is lower at the time of purchase. During the six-month period ended August 31, 1998, the Fund purchased and retired 19,100 shares of common stock at a weighted average market discount of 6.30 percent.

We appreciate your ongoing support of Municipal Income Opportunities Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MUNICIPAL INCOME OPPORTUNITIES TRUST II
RESULTS OF ANNUAL MEETING (unaudited)


                             *         *         *

On June 23, 1998, an annual meeting of the Fund's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

Wayne E. Hedien
For.........................................................  15,925,637
Withheld....................................................     352,419

Manuel H. Johnson
For.........................................................  15,924,543
Withheld....................................................     353,513

John L. Schroeder
For.........................................................  15,922,932
Withheld....................................................     355,124

  The following Trustees were not standing for reelection at this meeting:
  Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, John R. Haire, Michael
  E. Nugent and Philip J. Purcell.

(2) RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP (THE SUCCESSOR FIRM TO PRICE WATERHOUSE LLP AS OF JULY 1, 1998) AS THE FUND'S INDEPENDENT
    ACCOUNTANTS:

For.........................................................  15,851,902
Against.....................................................      98,258
Abstain.....................................................     327,896

MUNICIPAL INCOME OPPORTUNITIES TRUST II
PORTFOLIO OF INVESTMENTS August 31, 1998 (unaudited)


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (97.6%)
            General Obligation (1.2%)
$  2,000    New York City, New York, 1994 Ser D.........................   5.75%   08/15/10    $ 2,120,220
--------                                                                                       -----------

            Educational Facilities Revenue (4.8%)
   1,600    ABAG Finance Authority for Nonprofit Corporations,
             California, National Center for International Schools
             COPs.......................................................   7.50    05/01/11      1,724,464
   2,000    Volusia County Educational Facilities Authority, Florida,
             Embry-Riddle Aeronautical University Ser 1996 A............   6.125   10/15/26      2,142,400
            New Hampshire Higher Educational & Health Facilities
             Authority,
   2,000    Brewster Academy Ser 1995...................................   7.50    06/01/26      2,212,080
   1,500    Colby-Sawyer College Ser 1996...............................   6.75    06/01/25      1,630,605
   1,000    New York State Dormitory Authority, State University 1993
--------     Ser A......................................................   5.25    05/15/15      1,052,410
                                                                                               -----------
   8,100                                                                                         8,761,959
--------                                                                                       -----------

            Electric Revenue (2.7%)
   5,000    Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary
--------     FSA).......................................................   5.00    07/01/21      4,932,650
                                                                                               -----------

            Hospital Revenue (6.0%)
            Massachusetts Health & Educational Facilities Authority,
   3,000    Dana Farber Cancer Institute Ser G -1.......................   6.25    12/01/22      3,294,330
   2,000    Dana Farber Cancer Institute Ser G -1.......................   6.25    12/01/14      2,215,680
   4,750    Michigan Hospital Finance Authority, Sinai Hospital of
--------     Greater Detroit Refg Ser 1995..............................   6.70    01/01/26      5,309,503
                                                                                               -----------
   9,750                                                                                        10,819,513
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (25.5%)
   1,215    Metropolitan Washington Airports Authority, District of
             Columbia, CaterAir International Corp Ser 1991 (AMT)++.....  10.125   09/01/11      1,268,837
   2,000    Chicago, Illinois, Chicago-O'Hare Int'l Airport/American
             Airlines Inc Ser 1990 A (AMT)..............................   7.875   11/01/25      2,168,800
   1,500    Iowa Finance Authority, ISPCO Inc Ser 1997 (AMT)............   6.00    06/01/27      1,588,770
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
             (AMT)......................................................   6.55    04/15/27      2,213,460
   2,600    Holyoke, Massachusetts, McCormack/Partyka Ser 1990 (AMT)....   4.00    08/15/10      1,959,256
   3,000    Massachusetts Industrial Finance Agency, Eastern Edison Co
             Refg Ser 1993..............................................   5.875   08/01/08      3,134,820
            Lapeer Economic Development Corporation, Michigan,
   2,030    Dott Manufacturing Co Ser 1989 B (AMT)......................   9.00    11/15/19      1,218,000
   1,990    Dott Manufacturing Co Ser 1989 A (AMT)......................  10.625   11/15/19      1,194,000
            Michigan Strategic Fund,
   1,441    Kasle Steel Corp Ser 1989 (AMT).............................   9.375   10/01/06      1,485,891
   5,207    Kasle Steel Corp Ser 1989 (AMT).............................   9.50    10/01/14      5,370,254
   1,390    Sanilac County Economic Development Corporation, Michigan,
             Dott Manufacturing Co Ser 1989 (AMT).......................  10.625   08/15/19        834,000
   3,000    Claiborne County, Mississippi, Middle South Energy Inc Ser
             C..........................................................   9.875   12/01/14      3,126,390

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II
PORTFOLIO OF INVESTMENTS August 31, 1998 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  2,000    New Jersey Economic Development Authority, Kapkowski Road
             Landfill Ser 1998 A........................................   6.375%  04/01/31    $ 2,000,020
   3,500    Cleveland, Ohio, Continental Airlines Inc Ser 1990 (AMT)....   9.00    12/01/19      3,744,475
   1,500    Dayton, Ohio, Special Facilities Emery Air Freight Refg Ser
             1998 A.....................................................   5.625   02/01/18      1,540,245
   2,000    Beaver County Industrial Development Authority,
             Pennsylvania, Toledo Edison Co Collateralized Ser 1995 B...   7.75    05/01/20      2,318,920
   3,000    Pennsylvania Economic Development Financing Authority,
             MacMillan Bloedel Ltd Ser 1995 (AMT).......................   7.60    12/01/20      3,331,410
   2,000    Brazos River Authority, Texas, Texas Utilities Electric Co.
             Ser 1995 C (AMT)...........................................   5.55    06/01/30      2,012,640
   3,000    Pittsylvania County Industrial Development Authority,
             Virginia, Multi-Trade Ser 1994 A (AMT).....................   7.55    01/01/19      3,326,010
   2,000    Upshur County, West Virginia, TJ International Inc Ser 1995
             (AMT)......................................................   7.00    07/15/25      2,246,740
--------                                                                                       -----------
  46,373                                                                                        46,082,938
--------                                                                                       -----------

            Mortgage Revenue - Multi-Family (5.7%)
            Boulder County, Colorado,
   3,065    Village Place at Longmont Ser 1989 A (AMT)..................  10.125   07/15/19      3,104,354
  10,487    Village Place at Longmont Ser 1989 B (AMT)..................   0.00    07/15/19      1,273,460
   2,680    San Antonio Housing Finance Corporation, Texas, La Posada
             Del Rey Ser 1990 A.........................................  10.00    02/01/20      2,759,516
            Alexandria Redevelopment & Housing Authority, Virginia,
   2,000    Courthouse Commons Apts Ser 1990 A (AMT)....................  10.00    01/01/21      2,045,260
  10,616    Courthouse Commons Apts Ser 1990 B (AMT)....................   0.00    01/01/21      1,213,149
--------                                                                                       -----------
  28,848                                                                                        10,395,739
--------                                                                                       -----------

            Mortgage Revenue - Single Family (10.6%)
   4,000    Alaska Housing Finance Corporation, 1997 Ser A (MBIA).......   6.00    06/01/27      4,233,560
   1,500    Colorado Housing Finance Authority, 1998 Ser B-3............   6.55    05/01/25      1,653,405
   1,500    Chicago, Illinois, GNMA-Backed 1998 Ser B (AMT).............   6.45    09/01/29      1,654,155
   2,515    Maine Housing Authority, Purchase 1990 Ser A-4 (AMT)........   6.40    11/15/23      2,630,665
   2,000    New Hampshire Housing Finance Authority, 1997 Ser D (AMT)...   5.90    07/01/28      2,097,620
            Ohio Housing Finance Agency,
   1,165    GNMA-Backed 1988 Ser B (AMT)................................   8.25    12/15/19      1,212,264
   4,990    Residential GNMA-Collateralized 1996 Ser B-2 (AMT)..........   6.10    09/01/28      5,300,078
            Utah Housing Finance Agency,
     215    Ser 1990 A-2 (AMT)..........................................   7.80    07/01/10        222,803
     160    Ser 1990 A-2 (AMT)..........................................   7.875   07/01/22        165,446
--------                                                                                       -----------
  18,045                                                                                        19,169,996
--------                                                                                       -----------

            Nursing & Health Related Facilities Revenue (17.9%)
   2,285    Arkansas Development Finance Authority, Wynwood Nursing
             Center Ser 1989 (AMT)......................................  10.50    11/01/19      2,471,753
   3,965    Monroe County Development Authority, Georgia, Health
             Scholarships Inc Ser 1989 A................................  10.125   09/01/19      4,113,806
   2,410    Sterling, Illinois, Hoosier Care Inc Ser 1989 A.............   9.75    08/01/19      2,544,647

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II
PORTFOLIO OF INVESTMENTS August 31, 1998 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  3,000    Iowa Health Facilities Development Financing Authority, Care
             Initiatives Ser 1996.......................................   9.25%   07/01/25    $ 4,058,580
   3,240    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990................  10.25    01/01/20      3,466,573
   1,300    Westside Habilitation Center, Louisiana, Intermediate Care
             Facility for the Mentally Retarded Refg Ser 1993...........   8.375   10/01/13      1,463,254
   1,155    Massachusetts Industrial Finance Agency, May Institute for
             Autistic Children Inc 1990 Issue...........................   9.75    06/01/10      1,246,464
   1,500    New Jersey Economic Development Authority, Fellowship
             Village Refg Ser 1998 A....................................   5.50    01/01/25      1,503,645
   1,000    Franciscan Oaks Ser 1997....................................   5.75    10/01/23      1,020,720
   3,000    Allegheny County Hospital Development Authority,
             Pennsylvania, Allegheny Valley School Ser 1990.............   8.50    02/01/15      3,165,000
   4,768    Chester County Industrial Development Authority,
             Pennsylvania, RHA/PA Nursing Homes Inc Ser 1989............  10.125   05/01/19      4,481,253
            Tarrant County Health Facilities Development Corporation,
             Texas,
   2,500    3927 Foundation Inc Ser 1989................................  10.125   09/01/09      2,627,775
     235    3927 Foundation Inc Ser 1989................................  10.00    09/01/99        242,019
--------                                                                                       -----------
  30,358                                                                                        32,405,489
--------                                                                                       -----------

            Public Facilities Revenue (0.6%)
   1,000    Orange County, California, Community District #86-2 1998 Ser
--------     A..........................................................   5.55    08/15/17      1,010,190
                                                                                               -----------

            Retirement & Life Care Facilities Revenue (5.9%)
   2,095    Pima County Industrial Development Authority, Arizona,
             Country Club La Cholla Ser 1990 (AMT)......................   8.50    07/01/20      2,247,223
            Massachusetts Industrial Finance Agency,
     175    Pioneer Valley Living Care Center at Amherst 1990 Issue.....   7.00    10/01/01        169,402
      77    Pioneer Valley Living Care Center at Amherst 1990 Issue.....   0.00    10/01/20          1,535
   2,000    Glen Cove Housing Authority, New York, The Mayfair at Glen
             Cove Ser 1996 (AMT)........................................   8.25    10/01/26      2,244,880
   2,000    Lorain County, Ohio, Laurel Lakes Ser 1993..................   7.125   12/15/18      2,166,920
            Chesterfield County Industrial Development Authority,
             Virginia,
   5,353    Brandermill Woods Ser 1991 A (b)............................  10.625   07/01/16      3,854,261
     797    Brandermill Woods Ser 1991 A (b)............................   0.00    07/01/17          7,974
     798    Brandermill Woods Ser 1991 A (b)............................   0.00    07/01/18          7,977
     798    Brandermill Woods Ser 1991 A (b)............................   0.00    07/01/19          7,979
     798    Brandermill Woods Ser 1991 A (b)............................   0.00    07/01/20          7,981
     798    Brandermill Woods Ser 1991 A (b)............................   0.00    07/01/21          7,983
--------                                                                                       -----------
  15,689                                                                                        10,724,115
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II
PORTFOLIO OF INVESTMENTS August 31, 1998 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Tax Allocation Revenue (2.4%)
$  1,170    Bridgeview, Illinois, Tax Increment Refg Ser 1995...........   9.00%   01/01/11    $ 1,362,793
     400    Hodgkins, Illinois, Ser 1991................................   9.50    12/01/09        471,580
     520    Madison Heights Tax Increment Finance Authority, Michigan,
             Ser 1991...................................................   8.50    03/15/01        554,741
   1,938    Muskegon Downtown Development Authority, Michigan, 1989 Ser
--------     A-1 (a)....................................................   9.75    06/01/18      2,127,421
                                                                                               -----------
   4,028                                                                                         4,516,535
--------                                                                                       -----------

            Transportation Facilities Revenue (7.4%)
   2,000    Foothills/Eastern Transportation Corridor Agency,
             California, Toll Road Sr Lien Ser 1995 A...................   0.00    01/01/13      1,625,460
   5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
             (MBIA).....................................................   0.00    09/01/14      2,300,950
   2,000    Dade County, Florida, Seaport Refg Ser 1996 (MBIA)..........   5.125   10/01/26      2,003,820
   2,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
             Ser 1993 A (AMBAC).........................................   5.85    10/01/13      2,219,480
   3,000    Ohio Turnpike Commission, 1996 Ser A (MBIA).................   5.50    02/15/26      3,148,740
   2,000    Pocahontas Parkway Association, Virginia, Route 895
--------     Connector 1998 Ser A.......................................   5.50    08/15/28      2,006,900
                                                                                               -----------
  16,000                                                                                        13,305,350
--------                                                                                       -----------

            Water & Sewer Revenue (0.7%)
   6,000    Pittsburgh Water & Sewer Authority, Pennsylvania, 1998 Ser B
--------     (FGIC).....................................................   0.00    09/01/30      1,181,880
                                                                                               -----------

            Other Revenue (2.4%)
   2,000    Northern Palm Beach County Improvement District, Florida,
             Water Control & Improvement #9A Ser 1996 A.................   7.30    08/01/27      2,206,880
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010    Special 1996 Ser A (a)......................................   6.40    09/01/11      1,119,444
   1,000    Special 1997 Ser B (a)......................................   5.75    09/01/27      1,037,990
--------                                                                                       -----------
   4,010                                                                                         4,364,314
--------                                                                                       -----------

            Refunded (3.7%)
   1,700    Illinois Health Facilities Authority, Hinsdale Hospital Ser
             1990 C (ETM)...............................................   9.50    11/15/19      1,936,963
   4,390    Massachusetts Industrial Finance Agency, Greater Lynn
             Special Needs Housing Corp & Mental Health & Retardation
--------     Assn 1990 Issue............................................   9.875   06/01/00+     4,852,048
                                                                                               -----------
   6,090                                                                                         6,789,011
--------                                                                                       -----------
 201,291    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $167,539,221).................   176,579,899
--------                                                                                       -----------

            SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATION (0.4%)
            Missouri Health & Educational Facilities Authority,
     700    Washington University Ser D (Demand 09/01/98) (Identified
--------     Cost $700,000).............................................   3.35*   09/01/30        700,000
                                                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                         VALUE
-----------------------------------------------------------------------------------------------------------
$201,991    TOTAL INVESTMENTS (Identified Cost $168,239,221) (c)...................    97.9%   $177,279,899
========

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................    2.1     3,715,228
                                                                                      -----    -----------

            NET ASSETS..............................................................  100.0%   $180,995,127
                                                                                      =====    ===========


---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    ++      Joint exemption in the District of Columbia and Virginia.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
   (a)      Resale is restricted to qualified institutional investors.
   (b)      Non-income producing security; bond in default.
   (c)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $12,357,734 and the aggregate gross
            unrealized depreciation is $3,317,056, resulting in net
            unrealized appreciation of $9,040,678.

Bond Insurance:
  AMBAC     AMBAC Indemnity Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                August 31, 1998

Alaska...................     2.3%
Arizona..................     1.2
Arkansas.................     1.4
California...............     2.4
Colorado.................     4.6
Connecticut..............     1.2
District of Columbia.....     0.7
Florida..................     4.8
Georgia..................     2.3
Illinois.................     5.6
Iowa.....................     5.0%
Kentucky.................     1.2
Louisiana................     0.8
Maine....................     1.5
Massachusetts............     9.3
Michigan.................    10.0
Mississippi..............     1.7
Missouri.................     0.4
New Hampshire............     3.3
New Jersey...............     2.5
New York.................     3.0%
Ohio.....................     9.5
Pennsylvania.............     8.0
Texas....................     4.2
Utah.....................     2.9
Virginia.................     7.6
West Virginia............     1.2
Joint Exemption*.........    (0.7)
                             ----

Total....................    97.9%
                             ====

---------------------
* Joint exemption has been included in each location.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $168,239,221).............................  $177,279,899
Cash........................................................       177,278
Receivable for:
    Interest................................................     3,371,170
    Investments sold........................................       395,413
Prepaid expenses and other assets...........................        14,541
                                                              ------------

    TOTAL ASSETS............................................   181,238,301
                                                              ------------

LIABILITIES:
Payable for:
    Investment advisory fee.................................        76,607
    Administration fee......................................        45,964
Accrued expenses and other payables.........................       120,603
                                                              ------------

    TOTAL LIABILITIES.......................................       243,174
                                                              ------------

    NET ASSETS..............................................  $180,995,127
                                                              ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $186,891,156
Net unrealized appreciation.................................     9,040,678
Accumulated undistributed net investment income.............     1,958,697
Accumulated net realized loss...............................   (16,895,404)
                                                              ------------

    NET ASSETS..............................................  $180,995,127
                                                              ============

NET ASSET VALUE PER SHARE,
 19,952,507 shares outstanding
 (unlimited shares authorized of $.01 par value)............         $9.07
                                                                     =====

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

STATEMENT OF OPERATIONS
For the six months ended August 31, 1998 (unaudited)

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $ 6,437,387
                                                              -----------

EXPENSES
Investment advisory fee.....................................      455,030
Administration fee..........................................      273,018
Professional fees...........................................       57,535
Shareholder reports and notices.............................       23,204
Transfer agent fees and expenses............................       22,774
Registration fees...........................................       12,402
Trustees' fees and expenses.................................        9,572
Custodian fees..............................................        4,653
Other.......................................................        9,902
                                                              -----------

    TOTAL EXPENSES..........................................      868,090

Less: expense offset........................................       (4,567)
                                                              -----------

    NET EXPENSES............................................      863,523
                                                              -----------

    NET INVESTMENT INCOME...................................    5,573,864
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................      915,129
Net change in unrealized appreciation.......................   (1,162,956)
                                                              -----------

    NET LOSS................................................     (247,827)
                                                              -----------

NET INCREASE................................................  $ 5,326,037
                                                              ===========

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX
                                                       MONTHS ENDED     FOR THE YEAR
                                                        AUGUST 31,          ENDED
                                                           1998       FEBRUARY 28, 1998
---------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................  $ 5,573,864      $ 11,308,439
Net realized gain....................................      915,129         1,366,225
Net change in unrealized appreciation................   (1,162,956)        4,521,426
                                                       -----------      ------------

    NET INCREASE.....................................    5,326,037        17,196,090

Dividends from net investment income.................   (5,389,657)      (11,486,315)
Net decrease from transactions in shares of
 beneficial interest.................................     (163,917)          (60,210)
                                                       -----------      ------------

    NET INCREASE (DECREASE)..........................     (227,537)        5,649,565

NET ASSETS:
Beginning of period..................................  181,222,664       175,573,099
                                                       -----------      ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $1,958,697 and $1,774,490, respectively).........  $180,995,127     $181,222,664
                                                       ============     ============

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1988 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Under the terms of the Advisory Agreement, in addition to managing the Fund's investments, the Investment Advisor pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Advisor.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1998 aggregated $11,726,935 and $11,477,184, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,236. At August 31, 1998, the Fund had an accrued pension liability of $49,877 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, February 28, 1997..................................  19,978,607   $199,787    $186,915,496
Treasury shares purchased and retired (weighted average
 discount 3.71%)*...........................................      (7,000)       (70)        (60,140)
                                                              ----------   --------    ------------
Balance, February 28, 1998..................................  19,971,607    199,717     186,855,356
Treasury shares purchased and retired (weighted average
 discount 6.30%)*...........................................     (19,100)      (191)       (163,726)
                                                              ----------   --------    ------------
Balance, August 31, 1998....................................  19,952,507   $199,526    $186,691,630
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1998 (unaudited) continued

6. DIVIDENDS

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT          RECORD             PAYABLE
       DATE         PER SHARE         DATE                DATE
------------------  ---------   -----------------  ------------------
  June 30, 1998      $0.045     September 4, 1998  September 18, 1998
September 29, 1998   $0.0425     October 9, 1998    October 23, 1998
September 29, 1998   $0.0425    November 6, 1998   November 20, 1998
September 29, 1998   $0.0425    December 4, 1998   December 18, 1998

7. FEDERAL INCOME TAX STATUS

At February 28, 1998, the Fund had a net capital loss carryover of approximately $18,260,000, to offset future capital gains to the extent provided by regulations through February 28 of the following years:

            AMOUNT IN THOUSANDS
--------------------------------------------
2002     2003       2004       2005     2006
----   --------   --------   --------   ----
 4$    $10,485     $2,826     $4,292    $653
 ==    =======     ======     ======    ====

8. LITIGATION

On July 23, 1997, an action against the Fund and the Investment Advisor was commenced in Supreme Court of the State of New York, County of Suffolk. The complaint alleges that the Fund and the Investment Advisor tortiously interfered with the plaintiff's subordinate interests in a project for which the Fund holds senior defaulted bonds. Since July 1997, the action has been essentially dormant. Should it proceed, the Fund and the Investment Advisor intend to defend vigorously.

The ultimate outcome of this matter is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of such matter.

MUNICIPAL INCOME OPPORTUNITIES TRUST II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                         FOR THE YEAR ENDED FEBRUARY 28*
                                             MONTHS ENDED        ----------------------------------------------------------------
                                           AUGUST 31, 1998*        1998          1997         1996**         1995          1994
---------------------------------------------------------------------------------------------------------------------------------
                                             (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.....        $ 9.07            $ 8.79        $ 8.88        $ 8.66        $ 8.74        $ 9.13
                                                 ------            ------        ------        ------        ------        ------
Net investment income....................          0.28              0.57          0.60          0.66          0.64          0.63
Net realized and unrealized gain
 (loss)..................................         (0.01)             0.29         (0.05)         0.18         (0.12)        (0.42)
                                                 ------            ------        ------        ------        ------        ------
Total from investment operations.........          0.27              0.86          0.55          0.84          0.52          0.21
                                                 ------            ------        ------        ------        ------        ------
Less dividends from net investment
 income..................................         (0.27)            (0.58)        (0.64)        (0.62)        (0.60)        (0.60)
                                                 ------            ------        ------        ------        ------        ------
Net asset value, end of period...........        $ 9.07            $ 9.07        $ 8.79        $ 8.88        $ 8.66        $ 8.74
                                                 ======            ======        ======        ======        ======        ======
Market value, end of period..............        $ 8.75            $9.063        $8.625        $ 8.75        $ 8.00        $8.125
                                                 ======            ======        ======        ======        ======        ======
TOTAL INVESTMENT RETURN+.................         (0.45)%(1)        12.08%         5.94%        17.87%         6.36%        (0.36)%

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................          0.95%(2)(3)       0.95%(3)      1.01%(3)      1.01%(3)      1.01%         1.01%
Net investment income....................          6.12%(2)          6.37%         6.87%         7.50%         7.60%         7.13%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...............................      $180,995          $181,223      $175,573      $177,447      $175,038      $181,336
Portfolio turnover rate..................             8%(1)            12%           21%           18%            5%            6%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 ** For the year ended February 29.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
---------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
---------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
---------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISOR
---------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.







MUNICIPAL
INCOME
OPPORTUNITIES
TRUST II


SEMIANNUAL REPORT
AUGUST 31, 1998